Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS INCOME TRUST
Central Index Key	dei_EntityCentralIndexKey	0000764624
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 25, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011

Legg Mason Western Asset Corporate Bond Fund
Investment objective
The fund seeks as high a level of current income as is consistent with prudent investment management and preservation of capital.
Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 24 under the heading "Sales charges" and in the fund's statement of additional information ("SAI") on page 70 under the heading "Sales Charge Waivers and Reductions."

Effective July 1, 2011, Class B shares will no longer be offered for purchase by new and existing investors. Your financial intermediary may no longer offer Class B shares as of an earlier date. Class B shares will continue to be available for incoming exchanges and for dividend reinvestment.

Shareholder fees (paid directly from your investment) (%)
Shareholder Fees - Legg Mason Western Asset Corporate Bond Fund	Class A		Class B	Class C	Class FI	Class R	Class R1	Class I	Class P
Maximum sales charge (load) imposed on purchases (as a % of offering price)	4.25%		none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	none	[1]	4.50%	1.00%	none	none	none	none	none
[1]	Generally

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses - Legg Mason Western Asset Corporate Bond Fund	Class A		Class B		Class C		Class FI		Class R		Class R1		Class I	Class P
Management fees	0.55%		0.55%		0.55%		0.55%		0.55%		0.55%		0.55%	0.55%
Distribution and service (12b-1) fees	0.25%		0.75%		0.70%		0.25%		0.50%		1.00%		none	0.50%
Other expenses	0.26%	[1]	0.50%	[1]	0.52%	[1]	0.32%	[2]	0.32%	[2]	0.32%	[2]	0.17%	0.15%
Total annual fund operating expenses	1.06%		1.80%		1.77%		1.12%		1.37%		1.87%		0.72%	1.20%
[1]	For Class A, B and C shares, "Other expenses" have been restated to reflect current fees with respect to the class.
[2]	"Other expenses" for Class FI, R and R1 shares are based on amounts for Class I shares because no Class FI, R or R1 shares were outstanding during the fund's last fiscal year.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ( $)
Expense Example - Legg Mason Western Asset Corporate Bond Fund (USD $)	1 year	3 years	5 years	10 years
Class A	528	748	985	1,666
Class B	633	867	1,075	1,922
Class C	280	558	960	2,085
Class FI	114	356	617	1,363
Class R	139	434	750	1,647
Class R1	190	588	1,011	2,192
Class I	74	231	401	896
Class P	122	381	660	1,455

Number of years you own your shares ( $)
Expense Example, No Redemption - Legg Mason Western Asset Corporate Bond Fund (USD $)	1 year	3 years	5 years	10 years
Class A	528	748	985	1,666
Class B	183	567	975	1,922
Class C	180	558	960	2,085
Class FI	114	356	617	1,363
Class R	139	434	750	1,647
Class R1	190	588	1,011	2,192
Class I	74	231	401	896
Class P	122	381	660	1,455

Portfolio turnover.

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 60% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the fund invests at least 80% of its assets in corporate debt securities and at least 80% of its assets in "investment grade" debt securities. Corporate debt securities, including notes, bonds, debentures and commercial paper, are fixed income securities usually issued by businesses to finance their operations. Investment grade securities are those rated by a rating agency at the time of purchase in one of the top four ratings categories (that is, securities rated Baa/BBB or above) or, if unrated, are judged by the subadviser to be of comparable quality. These securities may be secured or unsecured, may be issued by U.S. or foreign entities and may carry variable or floating rates of interest. The fund may also invest in U.S. government securities and U.S. dollar denominated fixed income securities of foreign issuers. The fund may invest in securities of any maturity.

Instead of investing directly in particular securities, the fund may use instruments such as derivatives, including credit default swaps and futures contracts, and synthetic instruments that are intended to provide economic exposure to the securities or the issuer. The fund may use one or more types of these instruments without limit. These instruments are taken into account when determining compliance with the fund's 80% policy.

The fund may also engage in a variety of transactions using derivatives in order to change the investment characteristics of its portfolio (such as shortening or lengthening duration) and for other purposes.

Certain risks

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Market and interest rate risk. The market prices of the fund's securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment may also go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Junk bonds have a higher risk of default and are considered speculative. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default or downgrade or perceived decline in creditworthiness.

Derivatives risk. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Credit default swap contracts involve special risks and may result in losses to the fund. Credit default swaps may be illiquid and difficult to value, and they increase credit risk since the fund has exposure to both the issuer whose credit is the subject of the swap and the counterparty to the swap. Swaps may be difficult to unwind or terminate. The swap market could be disrupted or limited as a result of recent legislation, and these changes could adversely affect the fund.

Leveraging risk. The value of your investment may be more volatile if the fund borrows or uses derivatives or other investments that have a leveraging effect on the fund's portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have had. The fund may also have to sell assets at inopportune times to satisfy its obligations.

Liquidity risk. Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Foreign securities risk. Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation may also affect the value of these securities.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund may also lose any premium it paid on the security.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer shares or lower redemption proceeds than they would have received if the fund had not fair-valued the security or had used a different valuation methodology.

Risk of investing in fewer issuers. To the extent the fund invests its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers.

Cash management and defensive investing risk. Money market instruments or short-term debt securities held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. If the fund holds cash uninvested, the fund will not earn income on the cash and the fund's yield will go down. If a significant amount of the fund's assets are used for cash management or defensive investing purposes, it will be more difficult for the fund to achieve its investment objective.

Portfolio selection risk. The value of your investment may decrease if the portfolio managers' judgment about the quality, relative yield, value or market trends affecting a particular security, industry or sector, or about interest rates, is incorrect.

These risks are discussed in more detail later in this Prospectus or in the SAI.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Class B shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark and an average. The fund makes updated performance information available at the fund's website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Total returns (before taxes) (%) Calendar Years ended December 31

Best quarter (06/30/2009): 22.01 Worst quarter (09/30/2008): (14.49)
Average annual total returns (%) (for periods ended December 31, 2010)
Average Annual Total Returns - Legg Mason Western Asset Corporate Bond Fund		1 year	5 years	10 years	Since inception	Inception Date
Class B		6.68%	2.94%	4.91%
Class B Return after taxes on distributions		4.73%	1.07%	3.00%
Class B Return after taxes on distributions and sale of fund shares		4.30%	1.37%	3.07%
Class A		6.78%	2.84%	4.93%
Class C		9.80%	3.03%	4.78%
Class I		11.82%	4.15%	5.80%
Class P		11.30%			18.47%	Jul 7, 2009
Barclays Capital U.S. Credit Index (reflects no deduction for fees, expenses or taxes)	[1]	8.47%	5.98%	6.55%
Lipper Corporate Debt Funds BBB-Rated Average (reflects fees and expenses but no deduction for sales charges or taxes)	[2]	9.93%	5.52%	6.27%
[1]	For Class P shares, for the period from July 7, 2009 to December 31, 2010, the average annual return of the Barclays Capital U.S. Credit Index was 11.17%.
[2]	For Class P shares, for the period from July 31, 2009 to December 31, 2010, the average annual return of the Lipper Corporate Debt Funds BBB-Rated Average was 11.59%.

The after-tax returns are shown only for Class B shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class B will vary from returns shown for Class B.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS INCOME TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Legg Mason Western Asset Corporate Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum deferred sales charge (load) (as a percentage of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.26%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.06%
1 year	rr_ExpenseExampleYear01	528
3 years	rr_ExpenseExampleYear03	748
5 years	rr_ExpenseExampleYear05	985
10 years	rr_ExpenseExampleYear10	1,666
1 year	rr_ExpenseExampleNoRedemptionYear01	528
3 years	rr_ExpenseExampleNoRedemptionYear03	748
5 years	rr_ExpenseExampleNoRedemptionYear05	985
10 years	rr_ExpenseExampleNoRedemptionYear10	1,666
1 year	rr_AverageAnnualReturnYear01	6.78%
5 years	rr_AverageAnnualReturnYear05	2.84%
10 years	rr_AverageAnnualReturnYear10	4.93%
Legg Mason Western Asset Corporate Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	4.50%
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.50%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.80%
1 year	rr_ExpenseExampleYear01	633
3 years	rr_ExpenseExampleYear03	867
5 years	rr_ExpenseExampleYear05	1,075
10 years	rr_ExpenseExampleYear10	1,922
1 year	rr_ExpenseExampleNoRedemptionYear01	183
3 years	rr_ExpenseExampleNoRedemptionYear03	567
5 years	rr_ExpenseExampleNoRedemptionYear05	975
10 years	rr_ExpenseExampleNoRedemptionYear10	1,922
Annual Return 2001	rr_AnnualReturn2001	9.17%
Annual Return 2002	rr_AnnualReturn2002	11.88%
Annual Return 2003	rr_AnnualReturn2003	4.65%
Annual Return 2004	rr_AnnualReturn2004	5.94%
Annual Return 2005	rr_AnnualReturn2005	1.27%
Annual Return 2006	rr_AnnualReturn2006	2.36%
Annual Return 2007	rr_AnnualReturn2007	0.91%
Annual Return 2008	rr_AnnualReturn2008	(23.60%)
Annual Return 2009	rr_AnnualReturn2009	32.76%
Annual Return 2010	rr_AnnualReturn2010	11.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.49%)
1 year	rr_AverageAnnualReturnYear01	6.68%
5 years	rr_AverageAnnualReturnYear05	2.94%
10 years	rr_AverageAnnualReturnYear10	4.91%
Legg Mason Western Asset Corporate Bond Fund | Class B | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	4.73%
5 years	rr_AverageAnnualReturnYear05	1.07%
10 years	rr_AverageAnnualReturnYear10	3.00%
Legg Mason Western Asset Corporate Bond Fund | Class B | Return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	4.30%
5 years	rr_AverageAnnualReturnYear05	1.37%
10 years	rr_AverageAnnualReturnYear10	3.07%
Legg Mason Western Asset Corporate Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.70%
Other expenses	rr_OtherExpensesOverAssets	0.52%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.77%
1 year	rr_ExpenseExampleYear01	280
3 years	rr_ExpenseExampleYear03	558
5 years	rr_ExpenseExampleYear05	960
10 years	rr_ExpenseExampleYear10	2,085
1 year	rr_ExpenseExampleNoRedemptionYear01	180
3 years	rr_ExpenseExampleNoRedemptionYear03	558
5 years	rr_ExpenseExampleNoRedemptionYear05	960
10 years	rr_ExpenseExampleNoRedemptionYear10	2,085
1 year	rr_AverageAnnualReturnYear01	9.80%
5 years	rr_AverageAnnualReturnYear05	3.03%
10 years	rr_AverageAnnualReturnYear10	4.78%
Legg Mason Western Asset Corporate Bond Fund | Class FI
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.32%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.12%
1 year	rr_ExpenseExampleYear01	114
3 years	rr_ExpenseExampleYear03	356
5 years	rr_ExpenseExampleYear05	617
10 years	rr_ExpenseExampleYear10	1,363
1 year	rr_ExpenseExampleNoRedemptionYear01	114
3 years	rr_ExpenseExampleNoRedemptionYear03	356
5 years	rr_ExpenseExampleNoRedemptionYear05	617
10 years	rr_ExpenseExampleNoRedemptionYear10	1,363
Legg Mason Western Asset Corporate Bond Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.32%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.37%
1 year	rr_ExpenseExampleYear01	139
3 years	rr_ExpenseExampleYear03	434
5 years	rr_ExpenseExampleYear05	750
10 years	rr_ExpenseExampleYear10	1,647
1 year	rr_ExpenseExampleNoRedemptionYear01	139
3 years	rr_ExpenseExampleNoRedemptionYear03	434
5 years	rr_ExpenseExampleNoRedemptionYear05	750
10 years	rr_ExpenseExampleNoRedemptionYear10	1,647
Legg Mason Western Asset Corporate Bond Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.32%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.87%
1 year	rr_ExpenseExampleYear01	190
3 years	rr_ExpenseExampleYear03	588
5 years	rr_ExpenseExampleYear05	1,011
10 years	rr_ExpenseExampleYear10	2,192
1 year	rr_ExpenseExampleNoRedemptionYear01	190
3 years	rr_ExpenseExampleNoRedemptionYear03	588
5 years	rr_ExpenseExampleNoRedemptionYear05	1,011
10 years	rr_ExpenseExampleNoRedemptionYear10	2,192
Legg Mason Western Asset Corporate Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.72%
1 year	rr_ExpenseExampleYear01	74
3 years	rr_ExpenseExampleYear03	231
5 years	rr_ExpenseExampleYear05	401
10 years	rr_ExpenseExampleYear10	896
1 year	rr_ExpenseExampleNoRedemptionYear01	74
3 years	rr_ExpenseExampleNoRedemptionYear03	231
5 years	rr_ExpenseExampleNoRedemptionYear05	401
10 years	rr_ExpenseExampleNoRedemptionYear10	896
1 year	rr_AverageAnnualReturnYear01	11.82%
5 years	rr_AverageAnnualReturnYear05	4.15%
10 years	rr_AverageAnnualReturnYear10	5.80%
Legg Mason Western Asset Corporate Bond Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.20%
1 year	rr_ExpenseExampleYear01	122
3 years	rr_ExpenseExampleYear03	381
5 years	rr_ExpenseExampleYear05	660
10 years	rr_ExpenseExampleYear10	1,455
1 year	rr_ExpenseExampleNoRedemptionYear01	122
3 years	rr_ExpenseExampleNoRedemptionYear03	381
5 years	rr_ExpenseExampleNoRedemptionYear05	660
10 years	rr_ExpenseExampleNoRedemptionYear10	1,455
1 year	rr_AverageAnnualReturnYear01	11.30%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since inception	rr_AverageAnnualReturnSinceInception	18.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 7, 2009
Legg Mason Western Asset Corporate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Legg Mason Western Asset Corporate Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks as high a level of current income as is consistent with prudent investment management and preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 24 under the heading "Sales charges" and in the fund's statement of additional information ("SAI") on page 70 under the heading "Sales Charge Waivers and Reductions."

Effective July 1, 2011, Class B shares will no longer be offered for purchase by new and existing investors. Your financial intermediary may no longer offer Class B shares as of an earlier date. Class B shares will continue to be available for incoming exchanges and for dividend reinvestment.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (paid directly from your investment) (%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 60% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	60.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" for Class FI, R and R1 shares are based on amounts for Class I shares because no Class FI, R or R1 shares were outstanding during the fund's last fiscal year
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	For Class A, B and C shares, "Other expenses" have been restated to reflect current fees with respect to the class
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ( $)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ( $)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the fund invests at least 80% of its assets in corporate debt securities and at least 80% of its assets in "investment grade" debt securities. Corporate debt securities, including notes, bonds, debentures and commercial paper, are fixed income securities usually issued by businesses to finance their operations. Investment grade securities are those rated by a rating agency at the time of purchase in one of the top four ratings categories (that is, securities rated Baa/BBB or above) or, if unrated, are judged by the subadviser to be of comparable quality. These securities may be secured or unsecured, may be issued by U.S. or foreign entities and may carry variable or floating rates of interest. The fund may also invest in U.S. government securities and U.S. dollar denominated fixed income securities of foreign issuers. The fund may invest in securities of any maturity.

Instead of investing directly in particular securities, the fund may use instruments such as derivatives, including credit default swaps and futures contracts, and synthetic instruments that are intended to provide economic exposure to the securities or the issuer. The fund may use one or more types of these instruments without limit. These instruments are taken into account when determining compliance with the fund's 80% policy.

The fund may also engage in a variety of transactions using derivatives in order to change the investment characteristics of its portfolio (such as shortening or lengthening duration) and for other purposes.

Risk [Heading]	rr_RiskHeading	Certain risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Market and interest rate risk. The market prices of the fund's securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment may also go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Junk bonds have a higher risk of default and are considered speculative. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default or downgrade or perceived decline in creditworthiness.

Derivatives risk. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Credit default swap contracts involve special risks and may result in losses to the fund. Credit default swaps may be illiquid and difficult to value, and they increase credit risk since the fund has exposure to both the issuer whose credit is the subject of the swap and the counterparty to the swap. Swaps may be difficult to unwind or terminate. The swap market could be disrupted or limited as a result of recent legislation, and these changes could adversely affect the fund.

Leveraging risk. The value of your investment may be more volatile if the fund borrows or uses derivatives or other investments that have a leveraging effect on the fund's portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have had. The fund may also have to sell assets at inopportune times to satisfy its obligations.

Liquidity risk. Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Foreign securities risk. Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation may also affect the value of these securities.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund may also lose any premium it paid on the security.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer shares or lower redemption proceeds than they would have received if the fund had not fair-valued the security or had used a different valuation methodology.

Risk of investing in fewer issuers. To the extent the fund invests its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers.

Cash management and defensive investing risk. Money market instruments or short-term debt securities held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. If the fund holds cash uninvested, the fund will not earn income on the cash and the fund's yield will go down. If a significant amount of the fund's assets are used for cash management or defensive investing purposes, it will be more difficult for the fund to achieve its investment objective.

Portfolio selection risk. The value of your investment may decrease if the portfolio managers' judgment about the quality, relative yield, value or market trends affecting a particular security, industry or sector, or about interest rates, is incorrect.

These risks are discussed in more detail later in this Prospectus or in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Class B shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark and an average. The fund makes updated performance information available at the fund's website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund's performance from year to year for Class B shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark and an average.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-721-1926
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns (before taxes) (%) Calendar Years ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter (06/30/2009): 22.01 Worst quarter (09/30/2008): (14.49)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) (for periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class B shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for classes other than Class B will vary from returns shown for Class B.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns are shown only for Class B shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class B will vary from returns shown for Class B.

Legg Mason Western Asset Corporate Bond Fund | Barclays Capital U.S. Credit Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	8.47%	[4]
5 years	rr_AverageAnnualReturnYear05	5.98%	[4]
10 years	rr_AverageAnnualReturnYear10	6.55%	[4]
Legg Mason Western Asset Corporate Bond Fund | Lipper Corporate Debt Funds BBB-Rated Average (reflects fees and expenses but no deduction for sales charges or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	9.93%	[5]
5 years	rr_AverageAnnualReturnYear05	5.52%	[5]
10 years	rr_AverageAnnualReturnYear10	6.27%	[5]

[1]	Generally
[2]	For Class A, B and C shares, "Other expenses" have been restated to reflect current fees with respect to the class.
[3]	"Other expenses" for Class FI, R and R1 shares are based on amounts for Class I shares because no Class FI, R or R1 shares were outstanding during the fund's last fiscal year.
[4]	For Class P shares, for the period from July 7, 2009 to December 31, 2010, the average annual return of the Barclays Capital U.S. Credit Index was 11.17%.
[5]	For Class P shares, for the period from July 31, 2009 to December 31, 2010, the average annual return of the Lipper Corporate Debt Funds BBB-Rated Average was 11.59%.

Legg Mason Western Asset Government Securities Fund
Investment objective
The fund seeks high current return.
Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 24 under the heading "Sales charges" and in the fund's statement of additional information ("SAI") on page 70 under the heading "Sales Charge Waivers and Reductions."

Effective July 1, 2011, Class B shares will no longer be offered for purchase by new and existing investors. Your financial intermediary may no longer offer Class B shares as of an earlier date. Class B shares will continue to be available for incoming exchanges and for dividend reinvestment.

Shareholder fees (paid directly from your investment) (%)
Shareholder Fees - Legg Mason Western Asset Government Securities Fund	Class A		Class B	Class C	Class FI	Class R	Class R1	Class I	Class 1
Maximum sales charge (load) imposed on purchases (as a % of offering price)	4.25%		none	none	none	none	none	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	none	[1]	4.50%	1.00%	none	none	none	none	none
[1]	Generally

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses - Legg Mason Western Asset Government Securities Fund	Class A		Class B		Class C		Class FI		Class R		Class R1		Class I		Class 1
Management fees	0.55%		0.55%		0.55%		0.55%		0.55%		0.55%		0.55%		0.55%
Distribution and service (12b-1) fees	0.25%		0.75%		0.70%		0.25%		0.50%		1.00%		none		none
Other expenses	0.22%	[1]	0.40%	[1]	0.39%	[1]	0.48%	[2]	0.48%	[2]	0.48%	[2]	0.31%		0.26%
Total annual fund operating expenses	1.02%		1.70%		1.64%		1.28%		1.53%		2.03%		0.86%		0.81%
Fees forgone and/or expenses reimbursed							(0.13%)	[3]	(0.13%)	[3]	(0.13%)	[3]	(0.01%)	[3]	(0.04%)	[3]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	1.02%		1.70%		1.64%		1.15%		1.40%		1.90%		0.85%		0.77%
[1]	For Class A, B and C shares, "Other expenses" have been restated to reflect higher fees with respect to the class.
[2]	"Other expenses" for Class FI, R and R1 shares are estimated because no Class FI, R or R1 shares were outstanding during the fund's last fiscal year.
[3]	The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.15% for Class FI shares, 1.40% for Class R shares, 1.90% for Class R1 shares and 0.85% for Class I shares, and total annual operating expenses for Class 1 shares are not expected to exceed total annual operating expenses for Class A shares minus 0.25%. These arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent. The manager is permitted to recapture amounts forgone or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limit described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ( $)
Expense Example - Legg Mason Western Asset Government Securities Fund (USD $)	1 year	3 years	5 years	10 years
Class A	525	737	965	1,621
Class B	623	836	1,023	1,828
Class C	267	517	891	1,943
Class FI	117	392	689	1,534
Class R	143	471	823	1,814
Class R1	193	624	1,081	2,348
Class I	87	273	475	1,059
Class 1	79	255	446	999

Number of years you own your shares ( $)
Expense Example, No Redemption - Legg Mason Western Asset Government Securities Fund (USD $)	1 year	3 years	5 years	10 years
Class A	525	737	965	1,621
Class B	173	536	923	1,828
Class C	167	517	891	1,943
Class FI	117	392	689	1,534
Class R	143	471	823	1,814
Class R1	193	624	1,081	2,348
Class I	87	273	475	1,059
Class 1	79	255	446	999

Portfolio turnover.

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 265% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the fund invests at least 80% of its assets in debt securities that are issued or guaranteed by the U.S. government, including U.S. Treasury securities, debt securities issued by federal agencies and instrumentalities. These securities may or may not be backed by the full faith and credit of the U.S. government. Even when the U.S. government guarantees principal and interest payments on securities, this guarantee does not apply to losses resulting from declines in the market value of these securities. The fund may invest in securities of any maturity, and the securities may have fixed, floating or variable rates. The fund may enter into dollar rolls (sometimes referred to as mortgage dollar rolls).

Instead of investing directly in particular securities, the fund may use instruments such as derivatives, including credit default swaps and futures contracts, and synthetic instruments that are intended to provide economic exposure to the securities or the issuer. The fund may use one or more types of these instruments without limit. These instruments are taken into account when determining compliance with the fund's 80% policy.

The fund may also engage in a variety of transactions using derivatives in order to change the investment characteristics of its portfolio (such as shortening or lengthening duration) and for other purposes.

Certain risks

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Market and interest rate risk. The market prices of the fund's securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment may also go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Junk bonds are considered speculative and have a higher risk of default. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default or downgrade or perceived decline in creditworthiness.

Derivatives risk. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Credit default swap contracts involve special risks and may result in losses to the fund. Credit default swaps may be illiquid and difficult to value, and they increase credit risk since the fund has exposure to both the issuer whose credit is the subject of the swap and the counterparty to the swap. Swaps may be difficult to unwind or terminate. The swap market could be disrupted or limited as a result of recent legislation, and these changes could adversely affect the fund.

Leveraging risk. The value of your investment may be more volatile if the fund borrows or uses derivatives or other investments that have a leveraging effect on the fund's portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have had. The fund may also have to sell assets at inopportune times to satisfy its obligations.

Liquidity risk. Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund may also lose any premium it paid on the security.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer shares or lower redemption proceeds than they would have received if the fund had not fair-valued the security or had used a different valuation methodology.

Risk of investing in fewer issuers. To the extent the fund invests its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers.

Cash management and defensive investing risk. Money market instruments or short-term debt securities held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. If the fund holds cash uninvested, the fund will not earn income on the cash and the fund's yield will go down. If a significant amount of the fund's assets are used for cash management or defensive investing purposes, it will be more difficult for the fund to achieve its investment objective.

Portfolio selection risk. The value of your investment may decrease if the portfolio managers' judgment about the quality, relative yield, value or market trends affecting a particular security, industry or sector, or about interest rates, is incorrect.

These risks are discussed in more detail later in this Prospectus or in the SAI.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Class B shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark and an average. The fund makes updated performance information available at the fund's website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Total returns (before taxes) (%) Calender Years ended December 31

Best quarter (09/30/2001): 4.67 Worst quarter (06/30/2004): (2.10)

Average annual total returns (%) (for periods ended December 31, 2010)
Average Annual Total Returns - Legg Mason Western Asset Government Securities Fund	1 year	5 years	10 years
Class B	4.33%	4.71%	4.60%
Class B Return after taxes on distributions	3.27%	3.40%	3.26%
Class B Return after taxes on distributions and sale of fund shares	2.91%	3.25%	3.14%
Class A	4.81%	4.59%	4.60%
Class C	7.78%	4.89%	4.53%
Class I	9.57%	5.82%	5.42%
Class 1	9.68%	4.25%	4.50%
Barclays Capital U.S. Mortgage-Backed Securities Index (reflects no deduction for fees, expenses or taxes)	5.37%	6.34%	5.89%
Lipper U.S. Mortgage Funds Average (reflects fees and expenses but no deduction for sales charges or taxes)	6.69%	5.00%	4.80%

The after-tax returns are shown only for Class B shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class B will vary from returns shown for Class B.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS INCOME TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Legg Mason Western Asset Government Securities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum deferred sales charge (load) (as a percentage of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.22%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.02%
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.02%
1 year	rr_ExpenseExampleYear01	525
3 years	rr_ExpenseExampleYear03	737
5 years	rr_ExpenseExampleYear05	965
10 years	rr_ExpenseExampleYear10	1,621
1 year	rr_ExpenseExampleNoRedemptionYear01	525
3 years	rr_ExpenseExampleNoRedemptionYear03	737
5 years	rr_ExpenseExampleNoRedemptionYear05	965
10 years	rr_ExpenseExampleNoRedemptionYear10	1,621
1 year	rr_AverageAnnualReturnYear01	4.81%
5 years	rr_AverageAnnualReturnYear05	4.59%
10 years	rr_AverageAnnualReturnYear10	4.60%
Legg Mason Western Asset Government Securities Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	4.50%
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.40%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.70%
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.70%
1 year	rr_ExpenseExampleYear01	623
3 years	rr_ExpenseExampleYear03	836
5 years	rr_ExpenseExampleYear05	1,023
10 years	rr_ExpenseExampleYear10	1,828
1 year	rr_ExpenseExampleNoRedemptionYear01	173
3 years	rr_ExpenseExampleNoRedemptionYear03	536
5 years	rr_ExpenseExampleNoRedemptionYear05	923
10 years	rr_ExpenseExampleNoRedemptionYear10	1,828
Annual Return 2001	rr_AnnualReturn2001	5.05%
Annual Return 2002	rr_AnnualReturn2002	9.29%
Annual Return 2003	rr_AnnualReturn2003	1.30%
Annual Return 2004	rr_AnnualReturn2004	3.09%
Annual Return 2005	rr_AnnualReturn2005	1.80%
Annual Return 2006	rr_AnnualReturn2006	3.32%
Annual Return 2007	rr_AnnualReturn2007	3.54%
Annual Return 2008	rr_AnnualReturn2008	0.60%
Annual Return 2009	rr_AnnualReturn2009	8.33%
Annual Return 2010	rr_AnnualReturn2010	8.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.10%)
1 year	rr_AverageAnnualReturnYear01	4.33%
5 years	rr_AverageAnnualReturnYear05	4.71%
10 years	rr_AverageAnnualReturnYear10	4.60%
Legg Mason Western Asset Government Securities Fund | Class B | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	3.27%
5 years	rr_AverageAnnualReturnYear05	3.40%
10 years	rr_AverageAnnualReturnYear10	3.26%
Legg Mason Western Asset Government Securities Fund | Class B | Return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.91%
5 years	rr_AverageAnnualReturnYear05	3.25%
10 years	rr_AverageAnnualReturnYear10	3.14%
Legg Mason Western Asset Government Securities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.70%
Other expenses	rr_OtherExpensesOverAssets	0.39%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.64%
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.64%
1 year	rr_ExpenseExampleYear01	267
3 years	rr_ExpenseExampleYear03	517
5 years	rr_ExpenseExampleYear05	891
10 years	rr_ExpenseExampleYear10	1,943
1 year	rr_ExpenseExampleNoRedemptionYear01	167
3 years	rr_ExpenseExampleNoRedemptionYear03	517
5 years	rr_ExpenseExampleNoRedemptionYear05	891
10 years	rr_ExpenseExampleNoRedemptionYear10	1,943
1 year	rr_AverageAnnualReturnYear01	7.78%
5 years	rr_AverageAnnualReturnYear05	4.89%
10 years	rr_AverageAnnualReturnYear10	4.53%
Legg Mason Western Asset Government Securities Fund | Class FI
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.48%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.28%
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[4]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.15%
1 year	rr_ExpenseExampleYear01	117
3 years	rr_ExpenseExampleYear03	392
5 years	rr_ExpenseExampleYear05	689
10 years	rr_ExpenseExampleYear10	1,534
1 year	rr_ExpenseExampleNoRedemptionYear01	117
3 years	rr_ExpenseExampleNoRedemptionYear03	392
5 years	rr_ExpenseExampleNoRedemptionYear05	689
10 years	rr_ExpenseExampleNoRedemptionYear10	1,534
Legg Mason Western Asset Government Securities Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.48%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.53%
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[4]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.40%
1 year	rr_ExpenseExampleYear01	143
3 years	rr_ExpenseExampleYear03	471
5 years	rr_ExpenseExampleYear05	823
10 years	rr_ExpenseExampleYear10	1,814
1 year	rr_ExpenseExampleNoRedemptionYear01	143
3 years	rr_ExpenseExampleNoRedemptionYear03	471
5 years	rr_ExpenseExampleNoRedemptionYear05	823
10 years	rr_ExpenseExampleNoRedemptionYear10	1,814
Legg Mason Western Asset Government Securities Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.48%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.03%
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[4]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.90%
1 year	rr_ExpenseExampleYear01	193
3 years	rr_ExpenseExampleYear03	624
5 years	rr_ExpenseExampleYear05	1,081
10 years	rr_ExpenseExampleYear10	2,348
1 year	rr_ExpenseExampleNoRedemptionYear01	193
3 years	rr_ExpenseExampleNoRedemptionYear03	624
5 years	rr_ExpenseExampleNoRedemptionYear05	1,081
10 years	rr_ExpenseExampleNoRedemptionYear10	2,348
Legg Mason Western Asset Government Securities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.31%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.86%
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[4]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.85%
1 year	rr_ExpenseExampleYear01	87
3 years	rr_ExpenseExampleYear03	273
5 years	rr_ExpenseExampleYear05	475
10 years	rr_ExpenseExampleYear10	1,059
1 year	rr_ExpenseExampleNoRedemptionYear01	87
3 years	rr_ExpenseExampleNoRedemptionYear03	273
5 years	rr_ExpenseExampleNoRedemptionYear05	475
10 years	rr_ExpenseExampleNoRedemptionYear10	1,059
1 year	rr_AverageAnnualReturnYear01	9.57%
5 years	rr_AverageAnnualReturnYear05	5.82%
10 years	rr_AverageAnnualReturnYear10	5.42%
Legg Mason Western Asset Government Securities Fund | Class 1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) (as a percentage of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.81%
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[4]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.77%
1 year	rr_ExpenseExampleYear01	79
3 years	rr_ExpenseExampleYear03	255
5 years	rr_ExpenseExampleYear05	446
10 years	rr_ExpenseExampleYear10	999
1 year	rr_ExpenseExampleNoRedemptionYear01	79
3 years	rr_ExpenseExampleNoRedemptionYear03	255
5 years	rr_ExpenseExampleNoRedemptionYear05	446
10 years	rr_ExpenseExampleNoRedemptionYear10	999
1 year	rr_AverageAnnualReturnYear01	9.68%
5 years	rr_AverageAnnualReturnYear05	4.25%
10 years	rr_AverageAnnualReturnYear10	4.50%
Legg Mason Western Asset Government Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Legg Mason Western Asset Government Securities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks high current return.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 24 under the heading "Sales charges" and in the fund's statement of additional information ("SAI") on page 70 under the heading "Sales Charge Waivers and Reductions."

Effective July 1, 2011, Class B shares will no longer be offered for purchase by new and existing investors. Your financial intermediary may no longer offer Class B shares as of an earlier date. Class B shares will continue to be available for incoming exchanges and for dividend reinvestment.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (paid directly from your investment) (%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 265% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	265.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" for Class FI, R and R1 shares are estimated because no Class FI, R or R1 shares were outstanding during the fund's last fiscal year
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	For Class A, B and C shares, "Other expenses" have been restated to reflect higher fees with respect to the class
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ( $)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ( $)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the fund invests at least 80% of its assets in debt securities that are issued or guaranteed by the U.S. government, including U.S. Treasury securities, debt securities issued by federal agencies and instrumentalities. These securities may or may not be backed by the full faith and credit of the U.S. government. Even when the U.S. government guarantees principal and interest payments on securities, this guarantee does not apply to losses resulting from declines in the market value of these securities. The fund may invest in securities of any maturity, and the securities may have fixed, floating or variable rates. The fund may enter into dollar rolls (sometimes referred to as mortgage dollar rolls).

Instead of investing directly in particular securities, the fund may use instruments such as derivatives, including credit default swaps and futures contracts, and synthetic instruments that are intended to provide economic exposure to the securities or the issuer. The fund may use one or more types of these instruments without limit. These instruments are taken into account when determining compliance with the fund's 80% policy.

The fund may also engage in a variety of transactions using derivatives in order to change the investment characteristics of its portfolio (such as shortening or lengthening duration) and for other purposes.

Risk [Heading]	rr_RiskHeading	Certain risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Market and interest rate risk. The market prices of the fund's securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment may also go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Junk bonds are considered speculative and have a higher risk of default. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default or downgrade or perceived decline in creditworthiness.

Derivatives risk. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Credit default swap contracts involve special risks and may result in losses to the fund. Credit default swaps may be illiquid and difficult to value, and they increase credit risk since the fund has exposure to both the issuer whose credit is the subject of the swap and the counterparty to the swap. Swaps may be difficult to unwind or terminate. The swap market could be disrupted or limited as a result of recent legislation, and these changes could adversely affect the fund.

Leveraging risk. The value of your investment may be more volatile if the fund borrows or uses derivatives or other investments that have a leveraging effect on the fund's portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have had. The fund may also have to sell assets at inopportune times to satisfy its obligations.

Liquidity risk. Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund may also lose any premium it paid on the security.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer shares or lower redemption proceeds than they would have received if the fund had not fair-valued the security or had used a different valuation methodology.

Risk of investing in fewer issuers. To the extent the fund invests its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers.

Cash management and defensive investing risk. Money market instruments or short-term debt securities held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. If the fund holds cash uninvested, the fund will not earn income on the cash and the fund's yield will go down. If a significant amount of the fund's assets are used for cash management or defensive investing purposes, it will be more difficult for the fund to achieve its investment objective.

Portfolio selection risk. The value of your investment may decrease if the portfolio managers' judgment about the quality, relative yield, value or market trends affecting a particular security, industry or sector, or about interest rates, is incorrect.

These risks are discussed in more detail later in this Prospectus or in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Class B shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark and an average. The fund makes updated performance information available at the fund's website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund's performance from year to year for Class B shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark and an average.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-721-1926
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns (before taxes) (%) Calender Years ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter (09/30/2001): 4.67 Worst quarter (06/30/2004): (2.10)

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) (for periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class B shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for classes other than Class B will vary from returns shown for Class B.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns are shown only for Class B shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class B will vary from returns shown for Class B.

Legg Mason Western Asset Government Securities Fund | Barclays Capital U.S. Mortgage-Backed Securities Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	5.37%
5 years	rr_AverageAnnualReturnYear05	6.34%
10 years	rr_AverageAnnualReturnYear10	5.89%
Legg Mason Western Asset Government Securities Fund | Lipper U.S. Mortgage Funds Average (reflects fees and expenses but no deduction for sales charges or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	6.69%
5 years	rr_AverageAnnualReturnYear05	5.00%
10 years	rr_AverageAnnualReturnYear10	4.80%

[1]	Generally
[2]	For Class A, B and C shares, "Other expenses" have been restated to reflect higher fees with respect to the class.
[3]	"Other expenses" for Class FI, R and R1 shares are estimated because no Class FI, R or R1 shares were outstanding during the fund's last fiscal year.
[4]	The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.15% for Class FI shares, 1.40% for Class R shares, 1.90% for Class R1 shares and 0.85% for Class I shares, and total annual operating expenses for Class 1 shares are not expected to exceed total annual operating expenses for Class A shares minus 0.25%. These arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent. The manager is permitted to recapture amounts forgone or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limit described above.

Legg Mason Western Asset Global High Yield Bond Fund
Investment objective
The fund seeks to maximize total return, consistent with the preservation of capital.
Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 25 under the heading "Sales charges" and in the fund's statement of additional information ("SAI") on page 72 under the heading "Sales Charge Waivers and Reductions."

Effective July 1, 2011, Class B shares will no longer be offered for purchase by new and existing investors. Your financial intermediary may no longer offer Class B shares as of an earlier date. Class B shares will continue to be available for incoming exchanges and for dividend reinvestment.

Shareholder fees (paid directly from your investment) (%)
Shareholder Fees - Legg Mason Western Asset Global High Yield Bond Fund	Class A		Class B	Class C	Class R	Class R1	Class I
Maximum sales charge (load) imposed on purchases (as a % of offering price)	4.25%		none	none	none	none	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	none	[1]	4.50%	1.00%	none	none	none
[1]	Generally

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses - Legg Mason Western Asset Global High Yield Bond Fund	Class A	Class B		Class C		Class R		Class R1		Class I
Management fees	0.80%	0.80%		0.80%		0.80%		0.80%		0.80%
Distribution and service (12b-1) fees	0.25%	0.75%		0.75%		0.50%		1.00%		none
Other expenses	0.22%	0.27%	[1]	0.15%	[1]	0.26%	[2]	0.26%	[2]	0.07%
Total annual fund operating expenses	1.27%	1.82%		1.70%		1.56%		2.06%		0.87%
[1]	For Class B and C shares, "Other expenses" have been restated to reflect higher fees with respect to the class.
[2]	"Other expenses" for Class R and R1 shares are estimated because no Class R or R1 shares were outstanding during the fund's last fiscal year.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ( $)
Expense Example - Legg Mason Western Asset Global High Yield Bond Fund (USD $)	1 year	3 year	5 year	10 year
Class A	549	810	1,091	1,892
Class B	635	873	1,086	1,993
Class C	273	536	923	2,008
Class R	159	493	851	1,857
Class R1	209	645	1,108	2,390
Class I	89	277	481	1,072

Number of years you own your shares ( $)
Expense Example, No Redemption - Legg Mason Western Asset Global High Yield Bond Fund (USD $)	1 year	3 years	5 years	10 years
Class A	549	810	1,091	1,892
Class B	185	573	986	1,993
Class C	173	536	923	2,008
Class R	159	493	851	1,857
Class R1	209	645	1,108	2,390
Class I	89	277	481	1,072

Portfolio turnover.
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 95% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in high yield fixed income securities issued by U.S. and foreign companies and foreign governments and their agencies and instrumentalities. Under normal market conditions, the fund invests at least 80% of its assets in high yield bonds. High yield bonds are rated below investment grade (that is, securities rated below Baa/BBB) and are commonly known as "junk bonds." Under normal circumstances, the fund will be invested in at least three countries (one of which may be the U.S.). The fund may invest without limit in foreign securities and may invest up to 35% of its assets in sovereign debt issued by emerging market governmental issuers.

Instead of investing directly in particular securities, the fund may use instruments such as derivatives, including credit default swaps and futures contracts, and synthetic instruments that are intended to provide economic exposure to the securities or the issuer. The fund may use one or more types of these instruments without limit. These instruments are taken into account when determining compliance with the fund's 80% policy.

The fund may also engage in a variety of transactions using derivatives in order to change the investment characteristics of its portfolio (such as shortening or lengthening duration) and for other purposes.

Certain risks

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Market and interest rate risk. The market prices of the fund's securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment may also go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and are more difficult to value than higher grade securities. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default or downgrade or perceived decline in creditworthiness.

Derivatives risk. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Credit default swap contracts involve special risks and may result in losses to the fund. Credit default swaps may be illiquid and difficult to value, and they increase credit risk since the fund has exposure to both the issuer whose credit is the subject of the swap and the counterparty to the swap. Swaps may be difficult to unwind or terminate. The swap market could be disrupted or limited as a result of recent legislation, and these changes could adversely affect the fund.

Leveraging risk. The value of your investment may be more volatile if the fund borrows or uses derivatives or other investments that have a leveraging effect on the fund's portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have had. The fund may also have to sell assets at inopportune times to satisfy its obligations.

Liquidity risk. Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Foreign securities and emerging market risk. Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation may also affect the value of these securities.

Risks are greater for investments in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more advanced countries. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund may also lose any premium it paid on the security.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer shares or lower redemption proceeds than they would have received if the fund had not fair-valued the security or had used a different valuation methodology.

Risk of investing in fewer issuers. To the extent the fund invests its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers.

Cash management and defensive investing risk. Money market instruments or short-term debt securities held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. If the fund holds cash uninvested, the fund will not earn income on the cash and the fund's yield will go down. If a significant amount of the fund's assets are used for cash management or defensive investing purposes, it will be more difficult for the fund to achieve its investment objective.

Portfolio selection risk. The value of your investment may decrease if the portfolio managers' judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region or about interest rates, is incorrect.

These risks are discussed in more detail later in this Prospectus or in the SAI.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark. The fund makes updated performance information available at the fund's website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class) , or by calling the fund at 1-877-721-1926.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Total returns (before taxes) (%) Calendar Years ended December 31

Best quarter (06/30/2009): 24.10 Worst quarter (12/31/2008): (21.98)
Average annual total returns (%) (for periods ended December 31, 2010)
Average Annual Total Returns - Legg Mason Western Asset Global High Yield Bond Fund	1 year	5 years	10 years
Class A	10.06%	5.35%	7.48%
Class A Return after taxes on distributions	6.80%	2.05%	4.12%
Class A Return after taxes on distributions and sale of fund shares	6.40%	2.51%	4.29%
Class B	9.76%	5.63%	7.38%
Class C	13.37%	5.83%	7.46%
Class I	15.20%	6.69%	8.36%
Barclays Capital Global High Yield Index (Hedged) (reflects no deduction for fees, expenses or taxes)	15.06%	9.19%	9.56%

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS INCOME TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Legg Mason Western Asset Global High Yield Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum deferred sales charge (load) (as a percentage of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.27%
1 year	rr_ExpenseExampleYear01	549
3 years	rr_ExpenseExampleYear03	810
5 years	rr_ExpenseExampleYear05	1,091
10 years	rr_ExpenseExampleYear10	1,892
1 year	rr_ExpenseExampleNoRedemptionYear01	549
3 years	rr_ExpenseExampleNoRedemptionYear03	810
5 years	rr_ExpenseExampleNoRedemptionYear05	1,091
10 years	rr_ExpenseExampleNoRedemptionYear10	1,892
Annual Return 2001	rr_AnnualReturn2001	4.21%
Annual Return 2002	rr_AnnualReturn2002	6.42%
Annual Return 2003	rr_AnnualReturn2003	23.83%
Annual Return 2004	rr_AnnualReturn2004	10.97%
Annual Return 2005	rr_AnnualReturn2005	4.08%
Annual Return 2006	rr_AnnualReturn2006	9.90%
Annual Return 2007	rr_AnnualReturn2007	(0.08%)
Annual Return 2008	rr_AnnualReturn2008	(31.37%)
Annual Return 2009	rr_AnnualReturn2009	56.50%
Annual Return 2010	rr_AnnualReturn2010	14.91%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.98%)
1 year	rr_AverageAnnualReturnYear01	10.06%
5 years	rr_AverageAnnualReturnYear05	5.35%
10 years	rr_AverageAnnualReturnYear10	7.48%
Legg Mason Western Asset Global High Yield Bond Fund | Class A | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	6.80%
5 years	rr_AverageAnnualReturnYear05	2.05%
10 years	rr_AverageAnnualReturnYear10	4.12%
Legg Mason Western Asset Global High Yield Bond Fund | Class A | Return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	6.40%
5 years	rr_AverageAnnualReturnYear05	2.51%
10 years	rr_AverageAnnualReturnYear10	4.29%
Legg Mason Western Asset Global High Yield Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	4.50%
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.27%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.82%
1 year	rr_ExpenseExampleYear01	635
3 years	rr_ExpenseExampleYear03	873
5 years	rr_ExpenseExampleYear05	1,086
10 years	rr_ExpenseExampleYear10	1,993
1 year	rr_ExpenseExampleNoRedemptionYear01	185
3 years	rr_ExpenseExampleNoRedemptionYear03	573
5 years	rr_ExpenseExampleNoRedemptionYear05	986
10 years	rr_ExpenseExampleNoRedemptionYear10	1,993
1 year	rr_AverageAnnualReturnYear01	9.76%
5 years	rr_AverageAnnualReturnYear05	5.63%
10 years	rr_AverageAnnualReturnYear10	7.38%
Legg Mason Western Asset Global High Yield Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.15%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.70%
1 year	rr_ExpenseExampleYear01	273
3 years	rr_ExpenseExampleYear03	536
5 years	rr_ExpenseExampleYear05	923
10 years	rr_ExpenseExampleYear10	2,008
1 year	rr_ExpenseExampleNoRedemptionYear01	173
3 years	rr_ExpenseExampleNoRedemptionYear03	536
5 years	rr_ExpenseExampleNoRedemptionYear05	923
10 years	rr_ExpenseExampleNoRedemptionYear10	2,008
1 year	rr_AverageAnnualReturnYear01	13.37%
5 years	rr_AverageAnnualReturnYear05	5.83%
10 years	rr_AverageAnnualReturnYear10	7.46%
Legg Mason Western Asset Global High Yield Bond Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.26%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.56%
1 year	rr_ExpenseExampleYear01	159
3 years	rr_ExpenseExampleYear03	493
5 years	rr_ExpenseExampleYear05	851
10 years	rr_ExpenseExampleYear10	1,857
1 year	rr_ExpenseExampleNoRedemptionYear01	159
3 years	rr_ExpenseExampleNoRedemptionYear03	493
5 years	rr_ExpenseExampleNoRedemptionYear05	851
10 years	rr_ExpenseExampleNoRedemptionYear10	1,857
Legg Mason Western Asset Global High Yield Bond Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.26%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.06%
1 year	rr_ExpenseExampleYear01	209
3 years	rr_ExpenseExampleYear03	645
5 years	rr_ExpenseExampleYear05	1,108
10 years	rr_ExpenseExampleYear10	2,390
1 year	rr_ExpenseExampleNoRedemptionYear01	209
3 years	rr_ExpenseExampleNoRedemptionYear03	645
5 years	rr_ExpenseExampleNoRedemptionYear05	1,108
10 years	rr_ExpenseExampleNoRedemptionYear10	2,390
Legg Mason Western Asset Global High Yield Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.07%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.87%
1 year	rr_ExpenseExampleYear01	89
3 years	rr_ExpenseExampleYear03	277
5 years	rr_ExpenseExampleYear05	481
10 years	rr_ExpenseExampleYear10	1,072
1 year	rr_ExpenseExampleNoRedemptionYear01	89
3 years	rr_ExpenseExampleNoRedemptionYear03	277
5 years	rr_ExpenseExampleNoRedemptionYear05	481
10 years	rr_ExpenseExampleNoRedemptionYear10	1,072
1 year	rr_AverageAnnualReturnYear01	15.20%
5 years	rr_AverageAnnualReturnYear05	6.69%
10 years	rr_AverageAnnualReturnYear10	8.36%
Legg Mason Western Asset Global High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Legg Mason Western Asset Global High Yield Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to maximize total return, consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 25 under the heading "Sales charges" and in the fund's statement of additional information ("SAI") on page 72 under the heading "Sales Charge Waivers and Reductions."

Effective July 1, 2011, Class B shares will no longer be offered for purchase by new and existing investors. Your financial intermediary may no longer offer Class B shares as of an earlier date. Class B shares will continue to be available for incoming exchanges and for dividend reinvestment.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (paid directly from your investment) (%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 95% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	95.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" for Class R and R1 shares are estimated because no Class R or R1 shares were outstanding during the fund's last fiscal year
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	For Class B and C shares, "Other expenses" have been restated to reflect higher fees with respect to the class
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ( $)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ( $)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests primarily in high yield fixed income securities issued by U.S. and foreign companies and foreign governments and their agencies and instrumentalities. Under normal market conditions, the fund invests at least 80% of its assets in high yield bonds. High yield bonds are rated below investment grade (that is, securities rated below Baa/BBB) and are commonly known as "junk bonds." Under normal circumstances, the fund will be invested in at least three countries (one of which may be the U.S.). The fund may invest without limit in foreign securities and may invest up to 35% of its assets in sovereign debt issued by emerging market governmental issuers.

Instead of investing directly in particular securities, the fund may use instruments such as derivatives, including credit default swaps and futures contracts, and synthetic instruments that are intended to provide economic exposure to the securities or the issuer. The fund may use one or more types of these instruments without limit. These instruments are taken into account when determining compliance with the fund's 80% policy.

The fund may also engage in a variety of transactions using derivatives in order to change the investment characteristics of its portfolio (such as shortening or lengthening duration) and for other purposes.

Risk [Heading]	rr_RiskHeading	Certain risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Market and interest rate risk. The market prices of the fund's securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment may also go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and are more difficult to value than higher grade securities. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default or downgrade or perceived decline in creditworthiness.

Derivatives risk. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Credit default swap contracts involve special risks and may result in losses to the fund. Credit default swaps may be illiquid and difficult to value, and they increase credit risk since the fund has exposure to both the issuer whose credit is the subject of the swap and the counterparty to the swap. Swaps may be difficult to unwind or terminate. The swap market could be disrupted or limited as a result of recent legislation, and these changes could adversely affect the fund.

Leveraging risk. The value of your investment may be more volatile if the fund borrows or uses derivatives or other investments that have a leveraging effect on the fund's portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have had. The fund may also have to sell assets at inopportune times to satisfy its obligations.

Liquidity risk. Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Foreign securities and emerging market risk. Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation may also affect the value of these securities.

Risks are greater for investments in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more advanced countries. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund may also lose any premium it paid on the security.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer shares or lower redemption proceeds than they would have received if the fund had not fair-valued the security or had used a different valuation methodology.

Risk of investing in fewer issuers. To the extent the fund invests its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers.

Cash management and defensive investing risk. Money market instruments or short-term debt securities held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. If the fund holds cash uninvested, the fund will not earn income on the cash and the fund's yield will go down. If a significant amount of the fund's assets are used for cash management or defensive investing purposes, it will be more difficult for the fund to achieve its investment objective.

Portfolio selection risk. The value of your investment may decrease if the portfolio managers' judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region or about interest rates, is incorrect.

These risks are discussed in more detail later in this Prospectus or in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark. The fund makes updated performance information available at the fund's website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class) , or by calling the fund at 1-877-721-1926.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund's performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-721-1926
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns (before taxes) (%) Calendar Years ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter (06/30/2009): 24.10 Worst quarter (12/31/2008): (21.98)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) (for periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for classes other than Class A will vary from returns shown for Class A.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.

Legg Mason Western Asset Global High Yield Bond Fund | Barclays Capital Global High Yield Index (Hedged) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	15.06%
5 years	rr_AverageAnnualReturnYear05	9.19%
10 years	rr_AverageAnnualReturnYear10	9.56%

[1]	Generally
[2]	For Class B and C shares, "Other expenses" have been restated to reflect higher fees with respect to the class.
[3]	"Other expenses" for Class R and R1 shares are estimated because no Class R or R1 shares were outstanding during the fund's last fiscal year.

Legg Mason Western Asset Short-Term Bond Fund
Investment objective
The fund seeks current income, preservation of capital and liquidity.
Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 22 under the heading "Sales charges" and in the fund's statement of additional information ("SAI") on page 69 under the heading "Sales Charge Waivers and Reductions."

Shareholder fees (paid directly from your investment) (%)
Shareholder Fees - Legg Mason Western Asset Short-Term Bond Fund	Class A		Class C	Class R	Class R1	Class I
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.25%		none	none	none	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	none	[1]	none	none	none	none
[1]	Generally

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses - Legg Mason Western Asset Short-Term Bond Fund	Class A	Class C		Class R		Class R1		Class I
Management fees	0.45%	0.45%		0.45%		0.45%		0.45%
Distribution and service (12b-1) fees	0.25%	0.50%		0.50%		1.00%		none
Other expenses	0.18%	0.16%	[1]	0.25%	[2]	0.25%	[2]	0.05%
Total annual fund operating expenses	0.88%	1.11%		1.20%		1.70%		0.50%
[1]	For Class C shares, "Other expenses" have been restated to reflect higher fees with respect to the class.
[2]	"Other expenses" for Class R and R1 shares are based on amounts for Class I shares because no Class R or R1 shares were outstanding during the fund's last fiscal year.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ( $)
Expense Example - Legg Mason Western Asset Short-Term Bond Fund (USD $)	1 year	3 years	5 years	10 years
Class A	313	499	701	1,283
Class C	113	355	616	1,362
Class R	122	381	660	1,455
Class R1	173	536	923	2,008
Class I	51	160	279	629

Number of years you own your shares ( $)
Expense Example, No Redemption - Legg Mason Western Asset Short-Term Bond Fund (USD $)	1 year	3 years	5 years	10 years
Class A	313	499	701	1,283
Class C	113	355	616	1,362
Class R	122	381	660	1,455
Class R1	173	536	923	2,008
Class I	51	160	279	629

Portfolio turnover.

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 80% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its assets in "investment grade" fixed income securities. Securities in which the fund invests include corporate debt securities, bank obligations, mortgage- and asset-backed securities and securities issued by the U.S. government and its agencies and instrumentalities. Investment grade securities are those rated by a rating agency at the time of purchase in one of the top four ratings categories (that is, securities rated Baa/BBB or above) or, if unrated, are judged by the subadviser to be of comparable quality. The fund may also invest in U.S. dollar-denominated fixed income securities of foreign issuers.

The fund is not a money market fund and does not seek to maintain a stable net asset value of  $1.00 per share.

The fund may invest in securities of any maturity. However, the fund will not purchase a security if, at the time of purchase, the security has a remaining final maturity, taking into account demand features, but without taking into account any interest reset provisions, of more than five years. The fund normally maintains an average effective maturity of not more than three years. For the purposes of determining the fund's average effective maturity, a security's maturity date will generally be deemed to be the next interest rate reset date for an adjustable rate security or, if earlier, the date of the next demand feature, such as a put feature, when the fund would be entitled to receive payment of principal and interest.

Instead of investing directly in particular securities, the fund may use instruments such as derivatives, including credit default swaps and futures contracts, and synthetic instruments that are intended to provide economic exposure to the securities or the issuer. The fund may use one or more types of these instruments without limit. These instruments are taken into account when determining compliance with the fund's 80% policy.

The fund may also engage in a variety of transactions using derivatives in order to change the investment characteristics of its portfolio (such as shortening or lengthening duration) and for other purposes.

Certain risks

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Market and interest rate risk. The market prices of the fund's securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment may also go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Junk bonds have a higher risk of default and are considered speculative. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default or downgrade or perceived decline in creditworthiness.

Derivatives risk. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Credit default swap contracts involve special risks and may result in losses to the fund. Credit default swaps may be illiquid and difficult to value, and they increase credit risk since the fund has exposure to both the issuer whose credit is the subject of the swap and the counterparty to the swap. Swaps may be difficult to unwind or terminate. The swap market could be disrupted or limited as a result of recent legislation, and these changes could adversely affect the fund.

Leveraging risk. The value of your investment may be more volatile if the fund borrows or uses derivatives or other investments that have a leveraging effect on the fund's portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have had. The fund may also have to sell assets at inopportune times to satisfy its obligations.

Liquidity risk. Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Foreign securities risk. Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation may also affect the value of these securities.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund may also lose any premium it paid on the security.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer shares or lower redemption proceeds than they would have received if the fund had not fair-valued the security or had used a different valuation methodology.

Risk of investing in fewer issuers. To the extent the fund invests its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers.

Defensive investing risk. If the fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. In addition, the fund will not earn income on those assets and it will be more difficult for the fund to achieve its investment objective.

Portfolio selection risk. The value of your investment may decrease if the portfolio managers' judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, or about interest rates, is incorrect.

Not a money market fund. The fund is not a money market fund and is not subject to the strict rules that govern the quality, maturity, liquidity and other features of securities that money market funds may purchase. Under normal conditions, the fund's investment may be more susceptible than a money market fund to interest rate risk, valuation risk, credit risk and other risks relevant to the fund's investments. The fund does not attempt to maintain a stable net asset value. Therefore, the fund's net asset value per share will fluctuate.

These risks are discussed in more detail later in this Prospectus or in the SAI.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark. The fund makes updated performance information available at the fund's website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Total returns (before taxes) (%) Calendar Years ended December 31

Best quarter (06/30/2009): 5.87 Worst quarter (12/31/2008): (5.37)

Average annual total returns (%) (for periods ended December 31, 2010)
Average Annual Total Returns - Legg Mason Western Asset Short-Term Bond Fund		1 year	5 years	10 years	Since inception	Inception Date
Class A		5.46%	1.94%	2.88%
Class A Return after taxes on distributions		4.47%	0.61%	1.58%
Class A Return after taxes on distributions and sale of fund shares		3.54%	0.87%	1.68%
Class C		7.44%	1.92%		1.86%	Aug 5, 2002
Class I		7.77%	2.83%	3.52%
Citigroup Treasury/Government Sponsored/Credit 1-3 Year Index (reflects no deduction for fees, expenses or taxes)	[1]	2.77%	4.55%	4.37%
[1]	For Class C shares, for the period from August 31, 2002 to December 31, 2010, the average annual total return of the Citigroup Treasury/Government Sponsored/Credit 1-3 Year Index was 3.70%.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS INCOME TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Legg Mason Western Asset Short-Term Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum deferred sales charge (load) (as a percentage of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.88%
1 year	rr_ExpenseExampleYear01	313
3 years	rr_ExpenseExampleYear03	499
5 years	rr_ExpenseExampleYear05	701
10 years	rr_ExpenseExampleYear10	1,283
1 year	rr_ExpenseExampleNoRedemptionYear01	313
3 years	rr_ExpenseExampleNoRedemptionYear03	499
5 years	rr_ExpenseExampleNoRedemptionYear05	701
10 years	rr_ExpenseExampleNoRedemptionYear10	1,283
Annual Return 2001	rr_AnnualReturn2001	7.76%
Annual Return 2002	rr_AnnualReturn2002	6.36%
Annual Return 2003	rr_AnnualReturn2003	2.16%
Annual Return 2004	rr_AnnualReturn2004	1.45%
Annual Return 2005	rr_AnnualReturn2005	1.44%
Annual Return 2006	rr_AnnualReturn2006	3.98%
Annual Return 2007	rr_AnnualReturn2007	1.00%
Annual Return 2008	rr_AnnualReturn2008	(12.39%)
Annual Return 2009	rr_AnnualReturn2009	13.70%
Annual Return 2010	rr_AnnualReturn2010	7.75%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.37%)
1 year	rr_AverageAnnualReturnYear01	5.46%
5 years	rr_AverageAnnualReturnYear05	1.94%
10 years	rr_AverageAnnualReturnYear10	2.88%
Legg Mason Western Asset Short-Term Bond Fund | Class A | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	4.47%
5 years	rr_AverageAnnualReturnYear05	0.61%
10 years	rr_AverageAnnualReturnYear10	1.58%
Legg Mason Western Asset Short-Term Bond Fund | Class A | Return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	3.54%
5 years	rr_AverageAnnualReturnYear05	0.87%
10 years	rr_AverageAnnualReturnYear10	1.68%
Legg Mason Western Asset Short-Term Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.16%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.11%
1 year	rr_ExpenseExampleYear01	113
3 years	rr_ExpenseExampleYear03	355
5 years	rr_ExpenseExampleYear05	616
10 years	rr_ExpenseExampleYear10	1,362
1 year	rr_ExpenseExampleNoRedemptionYear01	113
3 years	rr_ExpenseExampleNoRedemptionYear03	355
5 years	rr_ExpenseExampleNoRedemptionYear05	616
10 years	rr_ExpenseExampleNoRedemptionYear10	1,362
1 year	rr_AverageAnnualReturnYear01	7.44%
5 years	rr_AverageAnnualReturnYear05	1.92%
10 years	rr_AverageAnnualReturnYear10
Since inception	rr_AverageAnnualReturnSinceInception	1.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 5, 2002
Legg Mason Western Asset Short-Term Bond Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.25%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.20%
1 year	rr_ExpenseExampleYear01	122
3 years	rr_ExpenseExampleYear03	381
5 years	rr_ExpenseExampleYear05	660
10 years	rr_ExpenseExampleYear10	1,455
1 year	rr_ExpenseExampleNoRedemptionYear01	122
3 years	rr_ExpenseExampleNoRedemptionYear03	381
5 years	rr_ExpenseExampleNoRedemptionYear05	660
10 years	rr_ExpenseExampleNoRedemptionYear10	1,455
Legg Mason Western Asset Short-Term Bond Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.25%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.70%
1 year	rr_ExpenseExampleYear01	173
3 years	rr_ExpenseExampleYear03	536
5 years	rr_ExpenseExampleYear05	923
10 years	rr_ExpenseExampleYear10	2,008
1 year	rr_ExpenseExampleNoRedemptionYear01	173
3 years	rr_ExpenseExampleNoRedemptionYear03	536
5 years	rr_ExpenseExampleNoRedemptionYear05	923
10 years	rr_ExpenseExampleNoRedemptionYear10	2,008
Legg Mason Western Asset Short-Term Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.50%
1 year	rr_ExpenseExampleYear01	51
3 years	rr_ExpenseExampleYear03	160
5 years	rr_ExpenseExampleYear05	279
10 years	rr_ExpenseExampleYear10	629
1 year	rr_ExpenseExampleNoRedemptionYear01	51
3 years	rr_ExpenseExampleNoRedemptionYear03	160
5 years	rr_ExpenseExampleNoRedemptionYear05	279
10 years	rr_ExpenseExampleNoRedemptionYear10	629
1 year	rr_AverageAnnualReturnYear01	7.77%
5 years	rr_AverageAnnualReturnYear05	2.83%
10 years	rr_AverageAnnualReturnYear10	3.52%
Legg Mason Western Asset Short-Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Legg Mason Western Asset Short-Term Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks current income, preservation of capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 22 under the heading "Sales charges" and in the fund's statement of additional information ("SAI") on page 69 under the heading "Sales Charge Waivers and Reductions."

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (paid directly from your investment) (%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 80% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	80.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses" for Class R and R1 shares are based on amounts for Class I shares because no Class R or R1 shares were outstanding during the fund's last fiscal year
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	For Class C shares, "Other expenses" have been restated to reflect higher fees with respect to the class
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ( $)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ( $)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its assets in "investment grade" fixed income securities. Securities in which the fund invests include corporate debt securities, bank obligations, mortgage- and asset-backed securities and securities issued by the U.S. government and its agencies and instrumentalities. Investment grade securities are those rated by a rating agency at the time of purchase in one of the top four ratings categories (that is, securities rated Baa/BBB or above) or, if unrated, are judged by the subadviser to be of comparable quality. The fund may also invest in U.S. dollar-denominated fixed income securities of foreign issuers.

The fund is not a money market fund and does not seek to maintain a stable net asset value of  $1.00 per share.

The fund may invest in securities of any maturity. However, the fund will not purchase a security if, at the time of purchase, the security has a remaining final maturity, taking into account demand features, but without taking into account any interest reset provisions, of more than five years. The fund normally maintains an average effective maturity of not more than three years. For the purposes of determining the fund's average effective maturity, a security's maturity date will generally be deemed to be the next interest rate reset date for an adjustable rate security or, if earlier, the date of the next demand feature, such as a put feature, when the fund would be entitled to receive payment of principal and interest.

Instead of investing directly in particular securities, the fund may use instruments such as derivatives, including credit default swaps and futures contracts, and synthetic instruments that are intended to provide economic exposure to the securities or the issuer. The fund may use one or more types of these instruments without limit. These instruments are taken into account when determining compliance with the fund's 80% policy.

The fund may also engage in a variety of transactions using derivatives in order to change the investment characteristics of its portfolio (such as shortening or lengthening duration) and for other purposes.

Risk [Heading]	rr_RiskHeading	Certain risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Market and interest rate risk. The market prices of the fund's securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment may also go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Junk bonds have a higher risk of default and are considered speculative. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default or downgrade or perceived decline in creditworthiness.

Derivatives risk. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Credit default swap contracts involve special risks and may result in losses to the fund. Credit default swaps may be illiquid and difficult to value, and they increase credit risk since the fund has exposure to both the issuer whose credit is the subject of the swap and the counterparty to the swap. Swaps may be difficult to unwind or terminate. The swap market could be disrupted or limited as a result of recent legislation, and these changes could adversely affect the fund.

Leveraging risk. The value of your investment may be more volatile if the fund borrows or uses derivatives or other investments that have a leveraging effect on the fund's portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have had. The fund may also have to sell assets at inopportune times to satisfy its obligations.

Liquidity risk. Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Foreign securities risk. Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation may also affect the value of these securities.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund may also lose any premium it paid on the security.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer shares or lower redemption proceeds than they would have received if the fund had not fair-valued the security or had used a different valuation methodology.

Risk of investing in fewer issuers. To the extent the fund invests its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers.

Defensive investing risk. If the fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. In addition, the fund will not earn income on those assets and it will be more difficult for the fund to achieve its investment objective.

Portfolio selection risk. The value of your investment may decrease if the portfolio managers' judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, or about interest rates, is incorrect.

Not a money market fund. The fund is not a money market fund and is not subject to the strict rules that govern the quality, maturity, liquidity and other features of securities that money market funds may purchase. Under normal conditions, the fund's investment may be more susceptible than a money market fund to interest rate risk, valuation risk, credit risk and other risks relevant to the fund's investments. The fund does not attempt to maintain a stable net asset value. Therefore, the fund's net asset value per share will fluctuate.

These risks are discussed in more detail later in this Prospectus or in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark. The fund makes updated performance information available at the fund's website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund's performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-721-1926
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading

Total returns (before taxes) (%) Calendar Years ended December 31

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter (06/30/2009): 5.87 Worst quarter (12/31/2008): (5.37)

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) (for periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for classes other than Class A will vary from returns shown for Class A.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.

Legg Mason Western Asset Short-Term Bond Fund | Citigroup Treasury/Government Sponsored/Credit 1-3 Year Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.77%	[4]
5 years	rr_AverageAnnualReturnYear05	4.55%	[4]
10 years	rr_AverageAnnualReturnYear10	4.37%	[4]

[1]	Generally
[2]	For Class C shares, "Other expenses" have been restated to reflect higher fees with respect to the class.
[3]	"Other expenses" for Class R and R1 shares are based on amounts for Class I shares because no Class R or R1 shares were outstanding during the fund's last fiscal year.
[4]	For Class C shares, for the period from August 31, 2002 to December 31, 2010, the average annual total return of the Citigroup Treasury/Government Sponsored/Credit 1-3 Year Index was 3.70%.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011